Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	long
Entity Registrant Name	eLong, Inc.
Entity Central Index Key	0001290903
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	41,636,970
High-vote ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	33,589,204